Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (294,923)	$ 1,166,777	$ 1,017,497
Other comprehensive loss:
Net loss on derivatives (Note 10), net of tax of $8,402, $12,845 and $2,080, respectively	(58,814)	(89,918)	(14,559)
Actuarial loss on pension obligations, net of tax of $348, $265 and $215, respectively	(2,684)	(1,845)	(1,539)
Total other comprehensive loss	(61,498)	(91,763)	(16,098)
Comprehensive (loss) income	(356,421)	1,075,014	1,001,399
Comprehensive income attributable to non-controlling interest	(3,643)	(21,083)	(1,865)
Total comprehensive (loss) income attributable to AerCap Holdings N.V.	$ (360,064)	$ 1,053,931	$ 999,534